Nature of Operations and Summary of Significant Accounting Policies - Schedule of Property Plant and Equipment Estimated Useful Lives (Details)	12 Months Ended
Dec. 31, 2016
Computer and Data Center Equipment [Member]
Property, Plant and Equipment [Line Items]
Property and equipment estimated useful lives	3 years
Purchased and Acquired Software [Member]
Property, Plant and Equipment [Line Items]
Property and equipment estimated useful lives	3 years
Leasehold Improvements [Member] | Minimum [Member]
Property, Plant and Equipment [Line Items]
Property and equipment estimated useful lives	3 years
Leasehold Improvements [Member] | Maximum [Member]
Property, Plant and Equipment [Line Items]
Property and equipment estimated useful lives	5 years
Furniture and Fixtures [Member]
Property, Plant and Equipment [Line Items]
Property and equipment estimated useful lives	7 years